Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans
Categories of loans at December 31, include:

	2013	2012
	(In thousands)

Commercial loans	$55,136	$47,130
Commercial real estate	144,972	144,144
Residential real estate	82,832	73,623
Installment loans	26,562	31,585

Total gross loans	309,502	296,482

Less allowance for loan losses	(2,894)	(2,708)

Total loans	$306,608	$293,774

Allowance for Loan Losses and Recorded Investment in Loans
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2013 and 2012:

	2013
		Commercial
	Commercial	Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$598	$1,347	$200	$116	$447	$2,708
Provision charged to expense	457	378	183	28	195	1,241
Losses charged off	(645)	(130)	(399)	(59)	––	(1,233)
Recoveries	2	14	157	5	––	178

Balance, end of year	$412	$1,609	$141	$90	$642	$2,894
Ending balance: individually evaluated for impairment	$238	$1,151	$––	$––	$––	$1,389
Ending balance: collectively evaluated for impairment	$174	$458	$141	$90	$642	$1,505

Loans:
Ending balance: individually evaluated for impairment	$655	$5,675	$––	$––	$––	$6,330
Ending balance: collectively evaluated for impairment	$54,481	$139,297	$26,562	$82,832	$––	$303,172

	2012
		Commercial
	Commercial	Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$183	$2,321	$235	$95	$87	$2,921
Provision charged to expense	392	183	86	107	360	1,128
Losses charged off	(67)	(1,166)	(310)	(90)	––	(1,633)
Recoveries	90	9	189	4	––	292

Balance, end of year	$598	$1,347	$200	$116	$447	$2,708
Ending balance: individually evaluated for impairment	$458	$916	$––	$––	$––	$1,374
Ending balance: collectively evaluated for impairment	$140	$431	$200	$116	$447	$1,334

Loans:
Ending balance: individually evaluated for impairment	$1,015	$5,943	$––	$––	$––	$6,958
Ending balance: collectively evaluated for impairment	$46,115	$138,201	$31,585	$73,623	$––	$289,524

Portfolio Quality Indicators
The following table shows the portfolio quality indicators as of December 31, 2013:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$51,739	$135,739	$82,832	$26,562	$296,872
Special Mention	2,727	2,848	––	––	5,575
Substandard	670	6,385	––	––	7,055
Doubtful	––	––	––	––	––

	$55,136	$144,972	$82,832	$26,562	$309,502

The following table shows the portfolio quality indicators as of December 31, 2012:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$43,364	$133,402	$73,623	$31,585	$281,974
Special Mention	2,698	3,005	––	––	5,703
Substandard	1,068	7,737	––	––	8,805
Doubtful	––	––	––	––	––

	$47,130	$144,144	$73,623	$31,585	$296,482

Loan Portfolio Aging Analysis
The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2013:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$38	$––	$84	$641	$763	$54,373	$55,136
Commercial real estate	––	––	105	953	1,058	143,914	144,972
Installment	101	67	––	34	202	26,360	26,562
Residential	233	56	––	1,252	1,541	81,291	82,832

Total	$372	$123	$189	$2,880	$3,564	$305,938	$309,502

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2012:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$144	$––	$84	$541	$769	$46,361	$47,130
Commercial real estate	87	––	––	1,114	1,201	142,943	144,144
Installment	189	11	––	41	241	31,344	31,585
Residential	1,088	91	––	1,564	2,743	70,880	73,623

Total	$1,508	$102	$84	$3,260	$4,954	$291,528	$296,482

Impaired Loans
The following table presents impaired loans for the year ended December 31, 2013:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$136	$136	$––	$116	$2
Commercial real estate	888	888	––	894	53

	1,024	1,024	––	1,010	57
Loans with a specific valuation allowance:
Commercial	519	519	238	521	27
Commercial real estate	4,787	4,787	1,151	4,991	203

	5,306	5,306	1,389	5,512	230

Total:
Commercial	$655	$655	$238	$637	$29
Commercial Real Estate	$5,675	$5,675	$1,151	$5,885	$256

The following table presents impaired loans for the year ended December 31, 2012:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$361	$361	$––	$465	$16
Commercial real estate	1,546	1,546	––	2,717	50
Consumer	––	––	––	10	––
Residential	––	––	––	––	––
	1,907	1,907	––	3,192	66
Loans with a specific valuation allowance:
Commercial	654	654	458	740	13
Commercial real estate	4,397	4,397	916	4,267	230
Consumer	––	––	––	28	––
Residential	––	––	––	3	––
	5,051	5,051	1,374	5,038	243

Total:
Commercial	$1,015	$1,015	$458	$1,205	$29
Commercial Real Estate	$5,943	$5,943	$916	$6,984	$280
Consumer	$––	$––	$––	$38	$––
Residential	$––	$––	$––	$3	$––

Troubled Debt Restructurings on Financing Receivables
The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2013 and 2012:

Year Ended December 31, 2013
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)

Commercial real estate	4	$3,243	$3,243

	Year Ended December 31, 2013
	Interest			Total
	Only	Term	Combination	Modification
	(In thousands)

Commercial real estate	$1,010	$356	$1,877	$3,243

	Year Ended December 31, 2012
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
		(In thousands)

Commercial	3	$152	$68
Commercial real estate	3	464	339

	Year Ended December 31, 2012
	Interest			Total
	Only	Term	Combination	Modification
	(In thousands)

Commercial	$––	$––	$68	$68
Commercial real estate	––	339	––	339